Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
22.	SUBSEQUENT EVENTS

The Company completed several acquisitions with a total cash consideration of RMB388.58 million (US$64.19 million) subsequent to December 31, 2013. The acquired businesses are related to various vertical websites and mobile applications services. These acquisitions will provide more attractive services to users and are considered supplementary to the existing online marketing services. These acquisitions are immaterial, both individually and in aggregate.